SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Mar. 31, 2025
Patent
Intangible assets useful life	7 years
Software
Intangible assets useful life	5 years
Customer base
Intangible assets useful life	10 years
Operating license
Intangible assets useful life	22 years
Land use rights | Bottom
Intangible assets useful life	23 years
Land use rights | Top
Intangible assets useful life	35 years